Subsequent Events (Details) (Capitol National Bank [Member], USD $)	12 Months Ended
Dec. 31, 2012
Capitol National Bank [Member]
Subsequent Event [Line Items]
Estimated Sales Proceeds From Sale of Bank Shares	$ 1,000,000
Estimated Loss On Sale Of Bank Shares	$ 520,000
Controlling Ownership Of Bank	50.00%